Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

11. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.

On November 8, 2021, the Company’s 2021 annual general meeting of shareholders (the “AGM”) approved the following shareholders’ resolutions: (i) the adoption of a dual-class share structure, pursuant to which the Company’s authorized share capital shall be re-classified and re-designed into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one (1) vote and each Class B ordinary share being entitled to ten (10) votes at a meeting of the shareholders or on any resolution of shareholders; and (ii) the authorization to the Company to issue up to 50,000,000 Class A Preferred Shares with such designations, powers, preferences and relative, participation, optional and other rights, if any, and such qualifications, limitations and restrictions as the directors may determine among other matters. Additionally, together with the adoption of a dual-class share structure, 2,625,058 Class A ordinary shares held by Heshine Holdings Limited have been converted into 2,625,058 Class B ordinary shares.

As of June 30, 2025, the Company had 39,412,710 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Treasury Shares

As of June 30, 2025, 1,048,178 shares were held in the Company’s escrow account as reserve solely for potential need.

Shares to be issued

As of December 31, 2024 and June 30, 2025, shares to be issued represented the Company’s obligation to issue 636,691 Class A ordinary shares to Weilaijin with fair value of RMB20,817 in connection with the acquisition of Weiliantong in 2022. The Company is required to issue the related shares upon receipt of exercise notice from Weilaijin.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee to grant share options to employees, directors, advisors, consultants and service providers of the Company. In 2021, the ESOP Committee approved the granting of 2,053,783 Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. As of December 31, 2024, the Company had 608,874 RSUs outstanding. For the six months ended June 30, 2025, the ESOP Committee approved the granting of 157,543 RSUs under the 2021 Equity Incentive Plan. For the six months ended June 30, 2025, 7,478 RSUs were forfeited and 489,984 RSUs were vested. As of June 30, 2025, the Company had 268,955 RSUs outstanding.